CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Hydro One Shareholder’s Equity	Common Shares	Retained Earnings	Accumulated Other Comprehensive Loss	Non- controlling Interest (Note 26)
Beginning balance at Dec. 31, 2023	$ 12,046	$ 11,981	$ 2,957	$ 9,033	$ (9)	$ 65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,181	1,174		1,174		7
Other comprehensive income (loss)	(9)	(9)			(9)
Distributions to noncontrolling interest (Note 26)	(7)					(7)
Dividends on common shares (Note 23)	(753)	(753)		(753)
Ending balance at Dec. 31, 2024	12,458	12,393	2,957	9,454	(18)	65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,362	1,354		1,354		8
Other comprehensive income (loss)	3	3			3
Distributions to noncontrolling interest (Note 26)	(10)					(10)
Contributions from sale of noncontrolling interest	16					16
Dividends on common shares (Note 23)	(792)	(792)		(792)
Ending balance at Dec. 31, 2025	$ 13,037	$ 12,958	$ 2,957	$ 10,016	$ (15)	$ 79